COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Percentage of employees covered by collective bargaining agreements (in Percent)	14.00%
Number of collective bargaining agreements (in Agreements)	2
Date at which the first collective bargaining agreement expired (Date)	Aug. 01, 2011
Year during which the second collective bargaining arrangement will be renewed (Date)	2011
Date at which the second collective bargaining agreement will expire (Date)	Dec. 01, 2014
Length of employment contract and each successive renewed contract (in Duration)	1 year
Length of time required to preceed end of employment contract for request of termination or renegotiation (in Duration)	3 months
Length of time CEO is allowed to continue to receive base salary and company-paid health insurance subsequent to termination of employment contract (in Duration)	6 months